Summary Of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization
Organization
New York Community Bancorp, Inc. (on a stand-alone basis, the “Parent Company” or, collectively with its subsidiaries, the “Company”) was organized under Delaware law on July 20, 1993 and is the holding company for New York Community Bank (hereinafter referred to as the “Bank”).
Founded on April 14, 1859 and formerly known as Queens County Savings Bank, the Bank converted from a state-chartered mutual savings bank to the capital stock form of ownership on November 23, 1993, at which date the Company issued its initial offering of common stock (par value: $0.01 per share) at a price of $25.00 per share ($0.93 per share on a split-adjusted basis, reflecting the impact of nine stock splits between 1994 and 2004).
The Bank currently operates 237 branches, 19 of which operate directly under the Community Bank name. The remaining 218 Community Bank branches operate through eight divisional banks: Queens County Savings Bank, Roslyn Savings Bank, Richmond County Savings Bank, Roosevelt Savings Bank, and Atlantic Bank in New York; Garden State Community Bank in New Jersey; AmTrust Bank in Florida and Arizona; and Ohio Savings Bank in Ohio.

Organization
New York Community Bancorp, Inc. (on a stand-alone basis, the “Parent Company” or, collectively with its subsidiaries, the “Company”) was organized under Delaware law on July 20, 1993 and is the holding company for New York Community Bank (hereinafter referred to as the “Bank”).
Founded on April 14, 1859 and formerly known as Queens County Savings Bank, the Bank converted from a state-chartered mutual savings bank to the capital stock form of ownership on November 23, 1993, at which date the Company issued its initial offering of common stock (par value: $0.01 per share) at a price of $25.00 per share ($0.93 per share on a split-adjusted basis, reflecting the impact of nine stock splits between 1994 and 2004).
The Company currently operates 237 branches through eight local divisions, each with a history of service and strength: Queens County Savings Bank, Roslyn Savings Bank, Richmond County Savings Bank, Roosevelt Savings Bank, and Atlantic Bank in New York; Garden State Community Bank in New Jersey; Ohio Savings Bank in Ohio; and AmTrust Bank in Arizona and Florida.

Basis of Presentation
Basis of Presentation
The following is a description of the significant accounting and reporting policies that the Company and its subsidiaries follow in preparing and presenting their consolidated financial statements, which conform to U.S. generally accepted accounting principles (“GAAP”) and to general practices within the banking industry. The preparation of financial statements in conformity with GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Estimates that are particularly susceptible to change in the near term are used in connection with the determination of the allowance for credit losses and the evaluation of goodwill for impairment.
The accompanying consolidated financial statements include the accounts of the Company and other entities in which the Company has a controlling financial interest. All inter-company accounts and transactions are eliminated in consolidation. The Company currently has certain unconsolidated subsidiaries in the form of wholly-owned statutory business trusts, which were formed to issue guaranteed capital securities. See Note 7, Borrowed Funds, for additional information regarding these trusts.
When necessary, certain reclassifications have been made to prior-year amounts to conform to the current-year presentation.

Basis of Presentation
The following is a description of the significant accounting and reporting policies that the Company and its subsidiaries follow in preparing and presenting their consolidated financial statements, which conform to U.S. generally accepted accounting principles (“GAAP”) and to general practices within the banking industry. The preparation of financial statements in conformity with GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Estimates that are used in connection with the determination of the allowance for loan and lease losses and the evaluation of goodwill for impairment,
The accompanying consolidated financial statements include the accounts of the Company and other entities in which the Company has a controlling financial interest. All inter-company accounts and transactions are eliminated in consolidation. The Company currently has certain unconsolidated subsidiaries in the form of wholly-owned statutory business trusts, which were formed to issue guaranteed capital securities. See Note 9, “Borrowed Funds,” for additional information regarding these trusts.
When necessary, certain reclassifications have been made to prior-year amounts to conform to the current-year presentation.

Cash and Cash Equivalents
Cash and Cash Equivalents
For cash flow reporting purposes, cash and cash equivalents include cash on hand, amounts due from banks, and money market investments, which include federal funds sold and reverse repurchase agreements. At December 31, 2020 and 2019, the Company’s cash and cash equivalents totaled $1.9 billion and $741.9 million, respectively. Included in cash and cash equivalents at those dates were $1.6 billion and $608.4 million, respectively, of interest-bearing deposits in other financial institutions, primarily consisting of balances due from the
FRB-NY.
There were no federal funds sold at December 31, 2020. Included in cash and cash equivalents at December 31, 2019 were federal funds sold of $1.7 million. There was $193.5 million of reverse repurchase agreements outstanding at December 31, 2020. There were no reverse repurchase agreements outstanding at December 31, 2019.

Securities Available for Sale and Held to Maturity
Debt Securities and Equity Investments with Readily Determinable Fair Values
The securities portfolio primarily consists of mortgage-related securities and, to a lesser extent, debt and equity securities. Securities that are classified as “available for sale” are carried at their estimated fair value, with any unrealized gains or losses, net of taxes, reported as accumulated other comprehensive income or loss in stockholders’ equity. Securities that the Company has the intent and ability to hold to maturity are classified as “held to maturity” and carried at amortized cost.
The fair values of our securities—and particularly our fixed-rate securities—are affected by changes in market interest rates and credit spreads. In general, as interest rates rise and/or credit spreads widen, the fair value of fixed-rate securities will decline. As interest rates fall and/or credit spreads tighten, the fair value of fixed-rate securities will rise.
The Company evaluates
available-for-sale
debt securities in unrealized loss positions at least quarterly to determine if an allowance for credit losses is required. Based on an evaluation of available information about past events, current conditions, and reasonable and supportable forecasts that are relevant to collectability, the Company has concluded that it expects to receive all contractual cash flows from each security held in its available-for-sale
securities portfolio.
The Company first assess whether (i) it intends to sell, or (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. If either of these criteria is met, any previously recognized allowances are charged off and the security’s amortized cost basis is written down to fair value through income. If neither of the aforementioned criteria are met, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income.
Management has made the accounting policy election to exclude accrued interest receivable on available-for-sale
securities from the estimate of credit losses.
Available-for-sale
debt securities are placed on
non-accrual
status when the Company no longer expects to receive all contractual amounts due, which is generally at 90 days past due. Accrued interest receivable is reversed against interest income when a security is placed on non-accrual
status.
Equity investments with readily determinable fair values are measured at fair value with changes in fair value recognized in net income.
Premiums and discounts on securities are amortized to expense and accreted to income over the remaining period to contractual maturity using a method that approximates the interest method, and are adjusted for anticipated prepayments. Dividend and interest income are recognized when earned. The cost of securities sold is based on the specific identification method.

Federal Home Loan Bank Stock
Federal Home Loan Bank Stock
As a member of the
FHLB-NY,
the Company is required to hold shares of
FHLB-NY
stock, which is carried at cost. The Company’s holding requirement varies based on certain factors, including its outstanding borrowings from the
FHLB-NY.
The Company conducts a periodic review and evaluation of its
FHLB-NY
stock to determine if any impairment exists. The factors considered in this process include, among others, significant deterioration in
FHLB-NY
earnings performance, credit rating, or asset quality; significant adverse changes in the regulatory or economic environment; and other factors that could raise significant concerns about the creditworthiness and the ability of the
FHLB-NY
to continue as a going concern.

Loans
Loans
Loans, net, are carried at unpaid principal balances, including unearned discounts, purchase accounting (i.e., acquisition-date fair value) adjustments, net deferred loan origination costs or fees, and the allowance for credit losses on loans.
The Company recognizes interest income on loans using the interest method over the life of the loan. Accordingly, the Company defers certain loan origination and commitment fees, and certain loan origination costs, and amortizes the net fee or cost as an adjustment to the loan yield over the term of the related loan. When a loan is sold or repaid, the remaining net unamortized fee or cost is recognized in interest income.
Prepayment income on loans is recorded in interest income and only when cash is received. Accordingly, there are no assumptions involved in the recognition of prepayment income.
Two factors are considered in determining the amount of prepayment income: the prepayment penalty percentage set forth in the loan documents, and the principal balance of the loan at the time of prepayment. The volume of loans prepaying may vary from one period to another, often in connection with actual or perceived changes in the direction of market interest rates. When interest rates are declining, rising precipitously, or perceived to be on the verge of rising, prepayment income may increase as more borrowers opt to refinance and lock in current rates prior to further increases taking place.
A loan generally is classified as a
“non-accrual”
loan when it is 90 days or more past due or when it is deemed to be impaired because the Company no longer expects to collect all amounts due according to the contractual terms of the loan agreement. When a loan is placed on non-accrual
status, management ceases the accrual of interest owed, and previously accrued interest is charged against interest income. A loan is generally returned to accrual status when the loan is current and management has reasonable assurance that the loan will be fully collectible. Interest income on non-accrual
loans is recorded when received in cash.

Allowance for Credit Losses on Loans and Leases
Allowance for Credit Losses on Loans and Leases
The Company’s January 1, 2020, adoption of ASU
No. 2016-13,
“Measurement of Credit Losses on Financial Instruments,” resulted in a significant change to our methodology for estimating the allowance since December 31, 2019. ASU
No. 2016-13
replaces the incurred loss methodology with an expected loss methodology that is referred to as the CECL methodology. The measurement of expected credit losses under CECL is applicable to financial assets measured at amortized cost, including loan receivables. It also applies to off-balance
sheet exposures not accounted for as insurance and net investments in leases accounted for under ASC Topic 842. At December 31, 2019, the allowance for loan and lease losses totaled $147.6 million. On January 1, 2020, the Company adopted the CECL methodology under ASU Topic 326 and recognized an increase in the ACL on loans and leases of $1.9 million as a “Day 1” transition adjustment from changes in methodology, with a corresponding decrease in retained earnings. Separately, at December 31, 2019, the Company had an allowance for unfunded commitments of $461,000. Upon adoption, the Company recognized an increase in the allowance for unfunded commitments of $12.5 million as a “Day 1” transition adjustment with a corresponding decrease in retained earnings.
The allowance for credit losses on loans and leases is deducted from the amortized cost basis of a financial asset or a group of financial assets so that the balance sheet reflects the net amount the Company expects to collect. Amortized cost is the unpaid loan balance, net of deferred fees and expenses, and includes negative escrow. Subsequent changes (favorable and unfavorable) in expected credit losses are recognized immediately in net income as a credit loss expense or a reversal of credit loss expense. Management estimates the allowance by projecting and multiplying together the probability-of-default,
loss-given-default and
exposure-at-default
depending on economic parameters for each month of the remaining contractual term. Economic parameters are developed using available information relating to past events, current conditions, economic forecasts, and macroeconomic assumptions. The Company’s economic parameters are forecast over a reasonable and supportable period of 24 months, and afterwards reverts to a historical average loss rate on a straight line basis over a 12 month period. Historical credit experience over the observation period provides the basis for the estimation of expected credit losses, with qualitative adjustments made for differences in current loan-specific risk characteristics such as differences in underwriting standards, portfolio mix, delinquency levels and terms, as well as for changes in environmental conditions, such as changes in legislation, regulation, policies, administrative practices or other relevant factors. Expected credit losses are estimated over the contractual term of the loans, adjusted for forecasted prepayments when appropriate. The contractual term excludes potential extensions or renewals. The methodology used in the estimation of the allowance for credit losses on loans and leases, which is performed at least quarterly, is designed to be dynamic and responsive to changes in portfolio credit quality and forecasted economic conditions. Each quarter the Company reassesses the appropriateness of the reasonable and supportable forecasting period, the reversion period and historical mean at the portfolio segment level, considering any required adjustments for differences in underwriting standards, portfolio mix, and other relevant data shifts over time.
The allowance for credit losses on loans and leases is measured on a collective (pool) basis when similar risk characteristics exist. The portfolio segment represents the level at which a systematic methodology is applied to estimate credit losses. Management believes the products within each of the entity’s portfolio segments exhibit similar risk characteristics. Smaller pools of homogenous financing receivables with homogeneous risk characteristics were modeled using the methodology selected for the portfolio segment. The macroeconomic data used in the quantitative models are based on a reasonable and supportable forecast period of 24 months. The Company leverages economic projections including property market and prepayment forecasts from established independent third parties to inform its loss drivers in the forecast. Beyond this forecast period, the Company reverts to a historical average loss rate. This reversion to the historical average loss rate is performed on a straight-line basis over 12 months.
Loans that do not share risk characteristics are evaluated on an individual basis. These include loans that are in nonaccrual status with balances above management determined materiality thresholds depending on loan class and also loans that are designated as TDR or “reasonably expected TDR” (criticized, classified, or maturing loans that will have a modification processed within the next three months). In addition, all taxi medallion loans are individually evaluated. If a loan is determined to be collateral dependent, or meets the criteria to apply the collateral dependent practical expedient, expected credit losses are determined based on the fair value of the collateral at the reporting date, less costs to sell as appropriate.
The Company maintains an allowance for credit losses on
off-balance
sheet credit exposures. The Company estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The allowance for credit losses on off-balance
sheet credit exposures is adjusted as a provision for credit losses expense. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over their estimated life. The Company examined historical credit conversion factor (“CCF”) trends to estimate utilization rates, and chose an appropriate mean CCF based on both management judgment and quantitative analysis. Quantitative analysis involved examination of CCFs over a range of fund-up
windows (between 12 and 36 months) and comparison of the mean CCF for each fund-up
window with management judgment determining whether the highest mean CCF across fund-up
windows made business sense. The Company applies the same standards and estimated loss rates to the credit exposures as to the related class of loans.
Allowance for Loan and Lease Losses - 2019
At December 31, 2019, the methodology used for the allocation of the allowance for loan and lease losses the Bank segregated their loss factors (used for both criticized and non-criticized
loans) into a component that was primarily based on historical loss rates and a component that was primarily based on other qualitative factors that are probable to affect loan collectability. In determining the allowance for loan and lease losses, management considers the Bank’s current business strategies and credit processes, including compliance with applicable regulatory guidelines and with guidelines approved by the Boards of Directors with regard to credit limitations, loan approvals, underwriting criteria, and loan workout procedures.
The allowance for loan and lease losses is established based on management’s evaluation of incurred losses in the portfolio in accordance with GAAP, and is comprised of both specific valuation allowances and a general valuation allowance.
Specific valuation allowances are established based on management’s analyses of individual loans that are considered impaired. If a loan is deemed to be impaired, management measures the extent of the impairment and establishes a specific valuation allowance for that amount. A loan is classified as impaired when, based on current information and/or events, it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. The Company applies this classification as necessary to loans individually evaluated for impairment in our portfolios. Smaller-balance homogenous loans and loans carried at the lower of cost or fair value are evaluated for impairment on a collective, rather than individual, basis. Loans to certain borrowers who have experienced financial difficulty and for which the terms have been modified, resulting in a concession, are considered TDRs and are classified as impaired.
The Company primarily measures impairment on an individual loan and determine the extent to which a specific valuation allowance is necessary by comparing the loan’s outstanding balance to either the fair value of the collateral, less the estimated cost to sell, or the present value of expected cash flows, discounted at the loan’s effective interest rate. Generally, when the fair value of the collateral, net of the estimated cost to sell, or the present value of the expected cash flows is less than the recorded investment in the loan, any shortfall is promptly charged off.
The Company also follows a process to assign the general valuation allowance to loan categories. The general valuation allowance is established by applying our loan loss provisioning methodology, and reflect the inherent risk in outstanding held-for-investment
loans. This loan loss provisioning methodology considers various factors in determining the appropriate quantified risk factors to use to determine the general valuation allowance. The factors assessed begin with the historical loan loss experience for each major loan category. The Company also takes into account an estimated historical loss emergence period (which is the period of time between the event that triggers a loss and the confirmation and/or charge-off
of that loss) for each loan portfolio segment.
The allocation methodology consists of the following components: First, the Company determines an allowance for loan and lease losses based on a quantitative loss factor for loans evaluated collectively for impairment. This quantitative loss factor is based primarily on historical loss rates, after considering loan type, historical loss and delinquency experience, and loss emergence periods. The quantitative loss factors applied in the methodology are periodically re-evaluated
and adjusted to reflect changes in historical loss levels, loss emergence periods, or other risks. Lastly, the Company allocates an allowance for loan and lease losses based on qualitative loss factors. These qualitative loss factors are designed to account for losses that may not be provided for by the quantitative loss component due to other factors evaluated by management, which include, but are not limited to:

•	Changes in lending policies and procedures, including changes in underwriting standards and collection, and charge-off and recovery practices;

•
Changes in international, national, regional, and local economic and business conditions and developments that affect the collectability of the portfolio, including the condition of various market segments;

•	Changes in the nature and volume of the portfolio and in the terms of loans;

•	Changes in the volume and severity of past-due loans, the volume of non-accrual loans, and the volume and severity of adversely classified or graded loans;

•	Changes in the quality of our loan review system;

•	Changes in the value of the underlying collateral for collateral-dependent loans;

•	The existence and effect of any concentrations of credit, and changes in the level of such concentrations;

•	Changes in the experience, ability, and depth of lending management and other relevant staff; and

•	The effect of other external factors, such as competition and legal and regulatory requirements, on the level of estimated credit losses in the existing portfolio.
By considering the factors discussed above, the Company determined an allowance for loan and lease losses that is applied to each significant loan portfolio segment to determine the total allowance for loan and lease losses.
The historical loss period the Company uses to determine the allowance for loan and lease losses on loans is a rolling
36-quarter
look-back period, as the Company believe this produces an appropriate reflection of our historical loss experience.
The process of establishing the allowance for losses on loans also involves:

•	Periodic inspections of the loan collateral by qualified in-house and external property appraisers/inspectors;

•	Regular meetings of executive management with the pertinent Board committees, during which observable trends in the local economy and/or the real estate market are discussed;

•
Assessment of the aforementioned factors by the pertinent members of the Board of Directors and management when making a business judgment regarding the impact of anticipated changes on the future level of loan losses; and

•	Analysis of the portfolio in the aggregate, as well as on an individual loan basis, taking into consideration payment history, underwriting analyses, and internal risk ratings.
In order to determine their overall adequacy, the loan loss allowance is reviewed quarterly by management Board Committees and the Board of Directors of the Bank, as applicable.
An allowance for unfunded commitments is maintained separate from the allowance for loan and lease losses and is included in Other liabilities in the Consolidated Statements of Condition.

Goodwill
Goodwill
The Company adopted, on a prospective basis, ASU
No. 2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment on January 1, 2020. The Company has significant intangible assets related to goodwill and as of December 31, 2020, the Company had goodwill of $2.4 billion. In connection with its acquisitions, the assets acquired and liabilities assumed are recorded at their estimated fair values. Goodwill represents the excess of the purchase price of its acquisitions over the fair value of identifiable net assets acquired, including other identified intangible assets. The Company tests goodwill for impairment at the reporting unit level. The Company has identified one reporting unit which is the same as its operating segment and reportable segment. If the Company changes its strategy or if market conditions shift, its judgments may change, which may result in adjustments to the recorded goodwill balance.
The Company performs its goodwill impairment test in the fourth quarter of each year, or more often if events or circumstances warrant. For annual goodwill impairment testing, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill and other intangible assets. If the Company concludes that this is the case, it would compare the fair value the reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The loss recognized, however, would not exceed the total amount of goodwill allocated to that reporting unit. Additionally, the Company would consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. As of December 31, 2020, the Company’s goodwill was not impaired.

Premises and Equipment, Net
Premises and Equipment, Net
Premises, furniture, fixtures, and equipment are carried at cost, less the accumulated depreciation computed on a straight-line basis over the estimated useful lives of the respective assets (generally 20 years for premises and three to ten years for furniture, fixtures, and equipment). Leasehold improvements are carried at cost less the accumulated amortization computed on a straight-line basis over the shorter of the related lease term or the estimated useful life of the improvement.
Depreciation is included in “Occupancy and equipment expense” in the Consolidated Statements of Income and Comprehensive Income, and amounted to $23.9 million, $27.1 million, and $32.3 million, respectively, in the years ended December 31, 2020, 2019, and 2018.

Bank-Owned Life Insurance
Bank-Owned Life Insurance
The Company has purchased life insurance policies on certain employees. These BOLI policies are recorded in the Consolidated Statements of Condition at their cash surrender value. Income from these policies and changes in the cash surrender value are recorded in
“Non-interest
income” in the Consolidated Statements of Income and Comprehensive Income. At December 31, 2020 and 2019, the Company’s investment in BOLI was $1.2 billion and $1.1 billion, respectively. The Company had additional purchases of $150.0 during the year ended December 31, 2019. The Company’s investment in BOLI generated income of $31.8 million, $28.4 million, and $28.3 million, respectively, during the years ended December 31, 2020, 2019, and 2018.

Repossessed Assets and OREO
Repossessed Assets and OREO
Repossessed assets consist of any property or other assets acquired through, or in lieu of, foreclosure are sold or rented, and are recorded at fair value, less the estimated selling costs, at the date of acquisition. Following foreclosure, management periodically performs a valuation of the asset, and the assets are carried at the lower of the carrying amount or fair value, less the estimated selling costs. Expenses and revenues from operations and changes in valuation, if any, are included in “General and administrative expense” in the Consolidated Statements of Income and Comprehensive Income. At December 31, 2020, the Company had $1.8 million of OREO and $6.5 million of taxi medallions. At December 31, 2019, the Company had $2.0 million of OREO and $10.3 million of taxi medallions.

Income Taxes
Income Taxes
Income tax expense consists of income taxes that are currently payable and deferred income taxes. Deferred income tax expense is determined by recognizing deferred tax assets and liabilities for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates that are expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. The Company assesses the deferred tax assets and establishes a valuation allowance when realization of a deferred asset is not considered to be “more likely than not.” The Company considers its expectation of future taxable income in evaluating the need for a valuation allowance.
The Company estimates income taxes payable based on the amount it expects to owe the various tax authorities (i.e., federal, state, and local). Income taxes represent the net estimated amount due to, or to be received from, such tax authorities. In estimating income taxes, management assesses the relative merits and risks of the appropriate tax treatment of transactions, taking into account statutory, judicial, and regulatory guidance in the context of the Company’s tax position. In this process, management also relies on tax opinions, recent audits, and historical experience. Although the Company uses the best available information to record income taxes, underlying estimates and assumptions can change over time as a result of unanticipated events or circumstances such as changes in tax laws and judicial guidance influencing its overall tax position.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

Stock-Based Compensation
Stock-Based Compensation
Under the New York Community Bancorp, Inc. 2020 Omnibus Incentive Plan (the “2020 Incentive Plan”), which was approved by the Company’s shareholders at its Annual Meeting on June 3, 2020, shares are available for grant as restricted stock or other forms of related rights. At December 31, 2020, the Company had 11,913,461 shares available for grant under the 2020 Incentive Plan. Compensation cost related to restricted stock grants is recognized on a straight-line basis over the vesting period. For a more detailed discussion of the Company’s stock-based compensation, see Note 15, “Stock-Related Benefit Plans.”

Retirement Plans
Retirement Plans
The Company’s pension benefit obligations and post-retirement health and welfare benefit obligations, and the related costs, are calculated using actuarial concepts in accordance with GAAP. The measurement of such obligations and expenses requires that certain assumptions be made regarding several factors, most notably including the discount rate and the expected rate of return on plan assets. The Company evaluates these assumptions on an annual basis. Other factors considered by the Company in its evaluation include retirement patterns, mortality rates, turnover, and the rate of compensation increase.
Under GAAP, actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards must be recognized in AOCL until they are amortized as a component of net periodic benefit cost.

Earnings per Common Share (Basic and Diluted)
Earnings per Common Share (Basic and Diluted)
Basic EPS is computed by dividing the net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS is computed using the same method as basic EPS, however, the computation reflects the potential dilution that would occur if outstanding in-the-money
stock options were exercised and converted into common stock.
Unvested stock-based compensation awards containing
non-forfeitable
rights to dividends paid on the Company’s common stock are considered participating securities, and therefore are included in the two-class
method for calculating EPS. Under the
two-class
method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends on the common stock. The Company grants restricted stock to certain employees under its stock-based compensation plan. Recipients receive cash dividends during the vesting periods of these awards, including on the unvested portion of such awards. Since these dividends are non-forfeitable,
the unvested awards are considered participating securities and therefore have earnings allocated to them.
The following table presents the Company’s computation of basic and diluted earnings per common share for the years ended December 31, 2020, 2019, and 2018:

	Years Ended December 31,
(in thousands, except share and per share amounts)	2020	2019	2018

Net income available to common shareholders	$478,281	$362,215	$389,589
Less: Dividends paid on and earnings allocated to participating securities	(5,798)	(4,333)	(4,871)

Earnings applicable to common stock	$472,483	$357,882	$384,718

Weighted average common shares outstanding	462,605,341	465,380,010	487,287,872

Basic earnings per common share	$1.02	$0.77	$0.79

Earnings applicable to common stock	$472,483	$357,882	$384,718

Weighted average common shares outstanding	462,605,341	465,380,010	487,287,872
Potential dilutive common shares	676,061	283,322	—

Total shares for diluted earnings per common share computation	463,281,402	465,663,332	487,287,872

Diluted earnings per common share and common share equivalents	$1.02	$0.77	$0.79

Recently Adopted Accounting Standards
Impact of Recent Accounting Pronouncements
Recently Adopted Accounting Standards
The Company adopted ASU
No. 2020-04
in the first quarter of 2021 upon issuance. The amendments provide optional expedients and exceptions for certain contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of rate reform. The guidance is effective from the date of issuance until December 31, 2022. If certain criteria are met, the amendments allow exceptions to the designation criteria of the hedging relationship and the assessment of hedge effectiveness during the transition period. To date, the guidance has not had a material impact on the Company’s Consolidated Statements of Condition, results of operations, or cash flows. The Company will continue to assess the impact as the reference rate transition occurs.
The Company adopted ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and its amendments, (“ASU
No. 2016-13”)
as of January 1, 2020. ASU
No. 2016-13
amended guidance on reporting credit losses for assets held on an amortized cost basis and available-for-sale
debt securities. For assets held at amortized cost, ASU
No. 2016-13
eliminated the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The amendments in ASU
No. 2016-13
replaced the incurred loss impairment methodology with a methodology that reflects the measurement of expected credit losses based on relevant information about past events, including historical loss experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of financial assets to present the net amount expected to be collected. For available-for-sale
debt securities, credit losses will be presented as an allowance rather than as a write-down. The amendments affected loans, debt securities, trade receivables, off-balance
sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash.
The Company adopted ASU
No. 2016-13
on a modified retrospective basis with a cumulative-effect adjustment to retained earnings as of the adoption date and, accordingly, the Company recorded a net of tax decrease of $10.5 million to retained earnings as of January 1, 2020. A prospective transition approach was required for debt securities for which an OTTI had been recognized before the effective date. The effect of the prospective transition approach was to maintain the same amortized cost basis before and after the effective date of ASU
No. 2016-13.
Amounts previously recognized in accumulated other comprehensive income (loss) as of the date of adoption that relate to improvements in cash flows expected to be collected continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption are recorded in earnings when received.
The Company adopted, on a prospective basis, ASU
No. 2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment as of January 1, 2020. ASU
No. 2017-04
eliminates the second step of the goodwill impairment test which requires an entity to determine the implied fair value of the reporting unit’s goodwill. Instead, an entity recognizes an impairment loss if the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, with the impairment loss not to exceed the amount of goodwill recorded. ASU
No. 2017-04
does not amend the optional qualitative assessment of goodwill impairment.
The adoption of ASU
No. 2017-04
did not have a material effect on the Company’s Consolidated Statements of Condition, results of operations, or cash flows. During the three months ended March 31, 2021, the Company assessed the current environment, including the estimated impact of the
COVID-19
pandemic on macroeconomic variables and economic forecasts and how those might impact the fair value of its reporting unit. After consideration of the items above and the first three months 2021 results, the Company determined it was not more-likely-than-not
that the fair value of its reporting unit was below its book value as of March 31, 2021.

Impact of Recent Accounting Pronouncements
Recently Adopted Accounting Standards
The Company adopted ASU
No. 2020-04
in the first quarter of 2020 upon issuance. The amendments provide optional expedients and exceptions for certain contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of rate reform. The guidance is effective from the date of issuance until December 31, 2022. If certain criteria are met, the amendments allow exceptions to the designation criteria of the hedging relationship and the assessment of hedge effectiveness during the transition period. To date, the guidance has not had a material impact on the Company’s Consolidated Statements of Condition, results of operations, or cash flows. The Company will continue to assess the impact as the reference rate transition occurs.
The Company adopted ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and its amendments, (“ASU
No. 2016-13”)
as of January 1, 2020. ASU
No. 2016-13
amended guidance on reporting credit losses for assets held on an amortized cost basis and available-for-sale
debt securities. For assets held at amortized cost, ASU
No. 2016-13
eliminated the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The amendments in ASU
No. 2016-13
replaced the incurred loss impairment methodology with a methodology that reflects the measurement of expected credit losses based on relevant information about past events, including historical loss experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of financial assets to present the net amount expected to be collected. For available-for-sale
debt securities, credit losses will be presented as an allowance rather than as a write-down. The amendments affected loans, debt securities, trade receivables, off-balance
sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash.
The Company adopted ASU
No. 2016-13
on a modified retrospective basis with a cumulative-effect adjustment to retained earnings as of the adoption date and, accordingly, the Company recorded a net of tax decrease of $10.5 million to retained earnings as of January 1, 2020. The results for prior period amounts continue to be reported in accordance with previously applicable GAAP. A prospective transition approach was required for debt securities for which an OTTI had been recognized before the effective date. The effect of the prospective transition approach was to maintain the same amortized cost basis before and after the effective date of ASU
No. 2016-13.
Amounts previously recognized in accumulated other
comprehensive income (loss) as of the date of adoption that relate to improvements in cash flows expected to be collected continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption are recorded in earnings when received.
The Company adopted ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement on January 1, 2020. The purpose of ASU
No. 2018-13
is to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each entity’s financial statements. The amendments remove the disclosure requirements for transfers between Levels 1 and 2 of the fair value hierarchy, the disclosure of the policy for timing of transfers between levels of the fair value hierarchy, and the disclosure of the valuation processes for Level 3 fair value measurements. Additionally, the amendments modify the disclosure requirements for investments in certain entities that calculate net asset value and measurement uncertainty. Finally, the amendments added disclosure requirements for the changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty are applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments are applied retrospectively to all periods presented upon their effective date. The adoption of ASU
No. 2018-13
did not have a material effect on the Company’s Consolidated Statements of Condition, results of operations, or cash flows.
The Company adopted, on a prospective basis, ASU
No. 2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment as of January 1, 2020. ASU
No. 2017-04
eliminates the second step of the goodwill impairment test which requires an entity to determine the implied fair value of the reporting unit’s goodwill. Instead, an entity recognizes an impairment loss if the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, with the impairment loss not to exceed the amount of goodwill recorded. ASU
No. 2017-04
does not amend the optional qualitative assessment of goodwill impairment. The impact of this adoption on the Company’s Consolidated Statements of Condition, results of operations, or cash flows will be dependent upon goodwill impairment determinations made after January 1, 2020.
The adoption of ASU
No. 2017-04
did not have a material effect on the Company’s Consolidated Statements of Condition, results of operations, or cash flows. During the year ended December 31, 2020, the Company assessed the current environment, including the estimated impact of the
COVID-19
pandemic on macroeconomic variables and economic forecasts and how those might impact the fair value of its reporting unit. After consideration of the items above and the year 2020 results, the Company determined it was not more-likely-than-not
that the fair value of its reporting unit was below its book value as of December 31, 2020.